Geological event - Alagoas (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 1,095	R$ 1,171
Alagoas [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	6,627	7,661
Additions	2,307	1,520
Payments	(3,826)	(2,743)
Realization of present value adjustment	132	188
Balance at ending	5,240	6,627
Current liability	2,759	4,248
Non-current liability	2,481	2,379
Total	R$ 5,240	R$ 6,627